Leasing Activity (Tables)	12 Months Ended
Dec. 31, 2018
Operating Leases, Future Minimum Payments Receivable [Abstract]
Schedule of Future Minimum Rental Payments
Future minimum rental payments due from tenants under noncancelable operating leases as of December 31, 2018 are as follows (in thousands):

2019	$499,382
2020	449,258
2021	381,385
2022	313,556
2023	244,783
Thereafter	1,059,713
Total	$2,948,077